Note 10 - Stock Options and Warrants (Detail) - Fair Value of Stock Options and Purchase Warrants Assumptions (Options and Warrants [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Risk free interest rate	0.30%	0.39%
Expected volatility	66.00%	132.00%
Expected term in years	3 years	3 years
Average value per options and warrants (in Dollars per share)	$ 0.05	$ 0.13
Maximum [Member]
Risk free interest rate	0.51%	1.20%
Expected volatility	75.00%	231.00%
Expected term in years	5 years	5 years
Average value per options and warrants (in Dollars per share)	$ 0.11	$ 0.31